INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP - Movement in investment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Net Carrying amount - Beginning	$ 2,861,250
Share of loss from operations of associate during the period	(1,306,722)	$ (795,995)
Loss on dilution of equity investment	(28,772)
Net Carrying amount - ending	1,525,756	2,861,250
Kirkland Lake Discoveries Corp
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Net Carrying amount - Beginning	2,861,250
Share of loss from operations of associate during the period	(1,306,722)	(795,995)
Impairment of equity investment	0	(1,000,237)
Loss on dilution of equity investment	(28,772)
Net Carrying amount - ending	1,525,756	2,861,250
Estimated fair value based on the market price of the shares	$ 1,287,563	$ 2,861,250